Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.2%
Security	Shares	Value
Aerospace & Defense — 1.0%
HEICO Corp.(1)	20,279	$ 6,546,467
		$ 6,546,467
Beverages — 1.9%
Coca-Cola Co.(1)	191,141	$ 12,676,471
		$ 12,676,471
Biotechnology — 2.0%
AbbVie, Inc.(1)	56,399	$ 13,058,624
		$ 13,058,624
Broadline Retail — 4.9%
Amazon.com, Inc.(1)(2)	147,274	$ 32,336,952
		$ 32,336,952
Building Products — 0.5%
Carrier Global Corp.(1)	51,637	$ 3,082,729
		$ 3,082,729
Capital Markets — 4.6%
Blue Owl Capital, Inc.(1)	359,857	$ 6,092,379
Intercontinental Exchange, Inc.(1)	67,176	11,317,813
S&P Global, Inc.(1)	15,547	7,566,880
Tradeweb Markets, Inc., Class A(1)	48,832	5,419,375
		$ 30,396,447
Commercial Services & Supplies — 1.1%
Waste Connections, Inc.(1)	41,130	$ 7,230,654
		$ 7,230,654
Consumer Staples Distribution & Retail — 1.9%
Walmart, Inc.(1)	117,632	$ 12,123,154
		$ 12,123,154
Electrical Equipment — 3.6%
AMETEK, Inc.(1)	39,700	$ 7,463,600
Eaton Corp. PLC(1)	31,827	11,911,255
Siemens Energy AG(2)	35,014	4,116,915
		$ 23,491,770
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A(1)	71,799	$ 8,885,126
		$ 8,885,126
Entertainment — 5.4%
Liberty Media Corp.-Liberty Formula One, Class C(1)(2)	105,589	$ 11,028,771
Live Nation Entertainment, Inc.(1)(2)	48,679	7,954,148
Netflix, Inc.(1)(2)	9,464	11,346,579
Spotify Technology SA(1)(2)	7,158	4,996,284
		$ 35,325,782
Financial Services — 6.4%
Mr. Cooper Group, Inc.(1)	74,278	$ 15,657,060
Shift4 Payments, Inc., Class A(1)(2)	119,952	9,284,285
Visa, Inc., Class A(1)	48,909	16,696,554
		$ 41,637,899
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories(1)	62,762	$ 8,406,342
Hologic, Inc.(1)(2)	100,398	6,775,861
		$ 15,182,203
Health Care Providers & Services — 1.7%
McKesson Corp.(1)	6,256	$ 4,833,010
Quest Diagnostics, Inc.(1)	31,077	5,922,655
		$ 10,755,665
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.(1)	1,093	$ 5,901,402
Flutter Entertainment PLC(1)(2)	16,914	4,296,156
Marriott International, Inc., Class A(1)	25,731	6,701,382
		$ 16,898,940
Insurance — 2.6%
Allstate Corp.(1)	39,800	$ 8,543,070
Arthur J. Gallagher & Co.(1)	27,715	8,584,444
		$ 17,127,514
Interactive Media & Services — 9.0%
Alphabet, Inc., Class C(1)	141,679	$ 34,505,921
Meta Platforms, Inc., Class A(1)	33,427	24,548,120
		$ 59,054,041
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.(1)	14,015	$ 6,797,555
		$ 6,797,555

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 0.8%
Parker-Hannifin Corp.(1)	6,773	$ 5,134,950
		$ 5,134,950
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips(1)	98,212	$ 9,289,873
EQT Corp.(1)	133,915	7,288,994
		$ 16,578,867
Pharmaceuticals — 1.9%
Eli Lilly & Co.(1)	16,110	$ 12,291,930
		$ 12,291,930
Professional Services — 1.2%
TransUnion(1)	94,023	$ 7,877,247
		$ 7,877,247
Real Estate Management & Development — 2.5%
CoStar Group, Inc.(1)(2)	111,069	$ 9,370,892
FirstService Corp.(1)	36,729	6,996,507
		$ 16,367,399
Semiconductors & Semiconductor Equipment — 16.8%
Analog Devices, Inc.(1)	35,141	$ 8,634,144
Broadcom, Inc.(1)	80,211	26,462,411
Lam Research Corp.(1)	97,659	13,076,540
NVIDIA Corp.(1)	331,052	61,767,682
		$109,940,777
Software — 11.6%
Fair Isaac Corp.(1)(2)	2,777	$ 4,155,864
Microsoft Corp.(1)	106,664	55,246,619
Palo Alto Networks, Inc.(1)(2)	42,112	8,574,845
Synopsys, Inc.(1)(2)	16,512	8,146,856
		$ 76,124,184
Specialty Retail — 2.5%
Burlington Stores, Inc.(1)(2)	31,206	$ 7,941,927
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.(1)	60,196	$ 8,700,730
		$ 16,642,657
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.(1)	167,831	$ 42,734,807
		$ 42,734,807
Total Common Stocks (identified cost $340,080,054)		$656,300,811

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	7,347,361	$ 7,347,361
Total Short-Term Investments (identified cost $7,347,361)		$ 7,347,361
Total Purchased Put Options — 0.2% (identified cost $3,203,073)		$ 1,148,257
Total Investments — 101.5% (identified cost $350,630,488)		$664,796,429
Total Written Call Options — (0.8)% (premiums received $3,342,670)		$ (5,057,418)
Other Assets, Less Liabilities — (0.7)%		$ (4,489,063)
Net Assets — 100.0%		$655,249,948
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Purchased Put Options (Exchange-Traded) — 0.2%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	80	$53,507,680	$6,225	10/1/25	$ 2,000
S&P 500 Index	81	54,176,526	6,250	10/3/25	8,505

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	80	$53,507,680	$6,275	10/6/25	$ 10,800
S&P 500 Index	80	53,507,680	6,340	10/8/25	24,400
S&P 500 Index	79	52,838,834	6,380	10/10/25	45,978
S&P 500 Index	79	52,838,834	6,370	10/13/25	61,620
S&P 500 Index	79	52,838,834	6,350	10/15/25	79,000
S&P 500 Index	78	52,169,988	6,425	10/17/25	130,260
S&P 500 Index	78	52,169,988	6,450	10/20/25	169,650
S&P 500 Index	78	52,169,988	6,425	10/22/25	208,650
S&P 500 Index	78	52,169,988	6,400	10/24/25	181,194
S&P 500 Index	78	52,169,988	6,450	10/27/25	226,200
Total					$1,148,257
Written Call Options (Exchange-Traded) — (0.8)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	80	$53,507,680	$6,575	10/1/25	$ (911,200)
S&P 500 Index	81	54,176,526	6,570	10/3/25	(971,028)
S&P 500 Index	80	53,507,680	6,600	10/6/25	(830,080)
S&P 500 Index	80	53,507,680	6,675	10/8/25	(393,360)
S&P 500 Index	79	52,838,834	6,725	10/10/25	(236,526)
S&P 500 Index	79	52,838,834	6,750	10/13/25	(178,540)
S&P 500 Index	79	52,838,834	6,750	10/15/25	(277,764)
S&P 500 Index	78	52,169,988	6,780	10/17/25	(215,982)
S&P 500 Index	78	52,169,988	6,800	10/20/25	(189,930)
S&P 500 Index	78	52,169,988	6,800	10/22/25	(252,408)
S&P 500 Index	78	52,169,988	6,760	10/24/25	(315,120)
S&P 500 Index	78	52,169,988	6,800	10/27/25	(285,480)
Total					$(5,057,418)
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a "collared" options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund's use of option collars is expected to provide a more consistent level of market exposure and market protection.

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,347,361, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,185,156	$124,395,281	$(121,233,076)	$ —	$ —	$7,347,361	$203,198	7,347,361
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 94,379,823	$ —	$ —	$ 94,379,823
Consumer Discretionary	65,878,549	—	—	65,878,549
Consumer Staples	24,799,625	—	—	24,799,625
Energy	16,578,867	—	—	16,578,867
Financials	89,161,860	—	—	89,161,860
Health Care	58,085,977	—	—	58,085,977
Industrials	49,246,902	4,116,915	—	53,363,817
Information Technology	237,684,894	—	—	237,684,894
Real Estate	16,367,399	—	—	16,367,399
Total Common Stocks	$652,183,896	$4,116,915*	$ —	$656,300,811
Short-Term Investments	$ 7,347,361	$ —	$ —	$ 7,347,361
Purchased Put Options	1,148,257	—	—	1,148,257
Total Investments	$660,679,514	$4,116,915	$ —	$664,796,429

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (5,057,418)	$ —	$ —	$ (5,057,418)
Total	$ (5,057,418)	$ —	$ —	$ (5,057,418)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.